Note 5 - Income Taxes (Details) $ in Millions	Dec. 31, 2021 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	$ 1.7
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 1.7